Note 31 - Non Controlling Interest (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	€ 1,305,000,000	€ 3,512,000,000	[1]	€ 5,400,000,000	[1]
Garanti Turkiye Bankasi Group
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	3,692,000,000	4,240,000,000		4,058,000,000
Dividends Paid to Non Controling Interest	579,000,000	524,000,000		585,000,000
BBVA Peru [Member]
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	1,171,000,000	1,334,000,000		1,167,000,000
Dividends Paid to Non Controling Interest	126,000,000	236,000,000		227,000,000
Bbva Argentina [Member]
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	416,000,000	422,000,000		352,000,000
Dividends Paid to Non Controling Interest	38,000,000	60,000,000		(18,000,000)
BBVA Colombia Group
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	70,000,000	76,000,000		67,000,000
Dividends Paid to Non Controling Interest	6,000,000	11,000,000		9,000,000
Bbva Venezuela [Member]
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	65,000,000	71,000,000		67,000,000
Dividends Paid to Non Controling Interest	2,000,000	(1,000,000)		(5,000,000)
Other [Member]
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	56,000,000	57,000,000		53,000,000
Dividends Paid to Non Controling Interest	5,000,000	4,000,000		30,000,000
Total Member
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	5,471,000,000	6,201,000,000		5,764,000,000
Dividends Paid to Non Controling Interest	€ 756,000,000	€ 833,000,000		€ 827,000,000

[1]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).